CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents by type

	US Dollars
Figures in millions	2024	2023	2022

Cash and cash equivalents (1)	1,425	964	1,108
Bank overdraft	(28)	(9)	(2)
Per Statement of Cash Flows	1,397	955	1,106
(1) Cash and cash equivalents include cash and deposits on call of $1,425m (2023: $964m; 2022: $870m) and money market instruments of nil (2023: nil; 2022:
$238m). Money market instruments were readily available for use by the Group.